FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2017
FINANCIAL INFORMATION OF PARENT COMPANY [Abstract]
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2016	2017
	RMB	RMB	US$ Note 3
ASSETS
Current assets:
Cash and cash equivalents	460,670	313,138	48,128
Prepayments and other current assets	2,526	5,434	835
Amounts due from subsidiaries and VIE	779,762	859,678	132,132
Total current assets	1,242,958	1,178,250	181,095

Investments in subsidiaries and VIE	325,144	630,442	96,897
Cost method investments	6,682	6,682	1,027
TOTAL ASSETS	1,574,784	1,815,374	279,019
LIABILITIES
Current liabilities:
Other current liabilities	2,772	6,351	976
Total current liabilities	2,772	6,351	976
TOTAL LIABILITIES	2,772	6,351	976

SHAREHOLDERS' EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 146,111,244 and 152,824,659 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	92	95	15
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	8	8	1
Additional paid-in capital	1,761,430	1,823,925	280,332
Accumulated deficit	(233,866)	(25,000)	(3,841)
Accumulated other comprehensive income	44,348	9,995	1,536
Total shareholders' equity	1,572,012	1,809,023	278,043

TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY	1,574,784	1,815,374	279,019

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ Note 3
Operating expenses:
General and administrative	(3,126)	(6,129)	(6,075)	(934)
Other operating income	1,399	2,446	2,492	383
Total operating expenses	(1,727)	(3,683)	(3,583)	(551)
Loss from operations	(1,727)	(3,683)	(3,583)	(551)
Interest income	1,175	3,358	7,187	1,105
Exchange gain (loss)	(471)	7	47	7
Equity in income of subsidiaries and VIE	23,644	86,951	205,215	31,541
Net income	22,621	86,633	208,866	32,102

Deemed dividend from issuance of convertible redeemable preferred shares	-	-	-	-
Change in redemption value of convertible redeemable preferred shares	(25,332)	-	-	-
Net income (loss) attributable to ordinary shareholders	(2,711)	86,633	208,866	32,102

Net income	22,621	86,633	208,866	32,102

Foreign currency translation adjustment	18,008	25,136	(34,353)	(5,280)
Comprehensive income	40,629	111,769	174,513	26,822

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ Note 3
Cash flows from operating activities:
Net income	22,621	86,633	208,866	32,102
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange (gain) loss	471	(7)	(47)	(7)
Equity in income of subsidiaries and VIE	(23,644)	(86,951)	(205,215)	(31,541)
Changes in other current liabilities	9,127	(6,394)	3,580	550
Net cash provided by (used in) operating activities	8,575	(6,719)	7,184	1,104

Cash flows from investing activities:
Advances to subsidiaries and VIE	(229,031)	(14,879)	(79,916)	(12,283)
Investment in cost method investees	(6,682)	-	-	-
Investments in subsidiaries	(366,234)	14,139	(41,853)	(6,433)
Net cash used in investing activities	(601,947)	(740)	(121,769)	(18,716)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon public offering, net	707,061	238,034	-	-
Proceeds from exercises of share options	11	3,943	4,270	656
Payment for ordinary shares repurchase	(13,958)	(45,321)	-	-
Advances for ordinary shares repurchase	(5,521)	-	-	-
Net cash provided by financing activities	687,593	196,656	4,270	656

Net increase (decrease) in cash and cash equivalents	94,221	189,197	(110,315)	(16,956)
Cash and cash equivalents, beginning of year	144,814	254,213	460,670	70,804
Effect of exchange rate changes on cash and cash equivalents	15,178	17,260	(37,217)	(5,720)
Cash and cash equivalents, end of year	254,213	460,670	313,138	48,128

1)         Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)         The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures . Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3)         Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.5063, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2017, or at any other rate.

4)         As of December 31, 2016 and 2017, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.